Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Summary of the revenue information of the Group

	Year Ended December 31,
	2013	2014	2015
	$	$	$
E-commerce	170,204,545	326,679,871	420,552,177
Online advertising	145,444,790	155,049,818	134,229,255
Listing	19,772,181	14,293,184	21,022,504

	335,421,516	496,022,873	575,803,936

Accounts receivable | Customer risk
CONCENTRATION OF RISK
Schedule of concentration risk
	As of December 31,
	2014	2015
	$	$
Customer A	13,979,270	14,011,827